Consolidated Statements of Shareholders' Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Retained Earnings [Member]
Cash dividends declared, per share		0.45	0.60
Treasury Stock [Member]
Sale of treasury stock, shares (in Shares)	790	1,123	2,103